Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 24, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2025
Prospectus Date	rr_ProspectusDate	Feb. 24, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A